Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Comprehensive Loss - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Equity in loss of subsidiaries	¥ (45,909)	$ (6,656)	¥ (41,399)
NET LOSS	¥ (45,909)	$ (6,656)	¥ (41,399)